INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14. INCOME TAXES

The Company’s effective tax rate (“ETR”) for the three months ended March 31, 2025 and 2024 was 28.07% and 26.83%, respectively. The ETR for the three months ended March 31, 2025 of 28.07% was higher than the U.S. statutory rate of 21.0% due to state income taxes, foreign income taxes, valuation allowance on foreign tax credits and deferred tax assets.

NOTE 14. INCOME TAXES

Income before income taxes for the years ended December 31, 2024, and December 31, 2023 was attributable to the following regions:

Region	December 31, 2024	December 31, 2023
Domestic	$14,927	$16,641
Foreign	90	(955)
Total income before income taxes	$15,017	$15,686

Provision for income taxes for the years ended December 31, 2024 and December 31, 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Current:
Federal tax on income	$2,230	$2,291
State and local, net of federal benefit	997	988
Foreign	988	845
Total current	4,215	4,124
Deferred:
Federal tax on income	$838	$430
State and local, net of federal benefit	(320)	(64)
Total deferred	518	366
Total provision for income taxes	$4,733	$4,490

A reconciliation of the statutory income tax rates and the effective tax rate are as follows:

	December 31, 2024	December 31, 2023
Statutory U.S. federal rate	21.0%	21.0%
Income tax on jurisdiction other than statutory	0.1	(0.5)
State income tax, net of federal benefit	3.1	5.2
Foreign withholding taxes	5.7	(0.2)
Valuation allowance	1.1	4.7
Uncertain tax positions	–	(0.7)
Prior year true-ups (state and federal)	–	(0.5)
Other	0.5	(0.4)
	31.5%	28.6%

The Company’s effective tax rate (“ETR”) for the years ended December 31, 2024 and 2023 was 31.5% and 28.6%, respectively. The ETR for the year ended December 31, 2024 of 31.5% was higher than the U.S. statutory rate of 21.0% was due (i) primarily to foreign income tax expense (ii) state income tax expense, and (iii) valuation allowance on foreign tax credit deferred tax assets.

The tax effects of the temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities consist of:

	December 31, 2024	December 31, 2023
Deferred tax asset:
Foreign tax credit	$2,346	$1,615
Net operating loss carryforward	2	2
Lease liability	8,595	5,595
Other	1,099	–
Gross deferred tax assets	12,042	7,212

Deferred tax liability:
Depreciation and amortization	(2,015)	(634)
Right to use asset	(8,595)	(5,595)
Gross deferred tax liability	(10,610)	(6,229)

Less: valuation allowance	(2,346)	(1,379)

Total net deferred tax liabilities	$(914)	$(396)

A valuation allowance of $2,346 and $1,379 was recorded against the Company’s net deferred tax asset balance as of December 31, 2024 and 2023, respectively. As of each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, portion of the deferred tax asset in 2024 is not more likely not to be realized. The valuation allowance included allowances related to foreign tax credits. As of December 31, 2024 and 2023, the Company has no federal loss carryforwards available to offset federal taxable income, and state loss carryforwards available to offset future state taxable income $74 and $67. As of December 31, 2024 and 2023, the Company also has carryforwards available for credits from taxes paid in foreign jurisdictions of $2,346 and $1,615, respectively.

The Company is unaware of any uncertain tax positions that could result in significant additional payments, accruals, or other material deviation in this estimate over the next year.

Activity related to the Company’s uncertain tax positions consisted of the following:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$–	$106
Increase to tax positions taken during the current year	–	–
Decrease to tax positions taken during the prior year	–	(106)
Balance, end of year	$–	$–

Major tax jurisdictions are the United States and El Salvador. All of the tax years will remain open three and four years for examination by the Federal and state tax authorities, respectively, from the date of filling of the income tax returns. There are no tax audits in process with any tax authority.